Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 72,224,557	$ 37,965,198
Prepaid expenses and other current assets	924,338	3,957,044
Total current assets	73,148,895	41,922,242
Property and equipment, net	593,967	343,059
Restricted cash	112,000	112,000
Other assets	101,501	15,625
Total assets	73,956,363	42,392,926
Current liabilities:
Accounts payable	3,890,901	545,053
Accrued expenses and other current liabilities	3,595,717	2,158,792
Deferred rent	36,615	33,114
Total current liabilities	7,523,233	2,736,959
Long term debt, net of debt discount	1,774,012
Capital lease, net of current portion	11,333
Deferred rent, net of current portion	292,253	313,919
Warrant liability	95,741	350,519
Total liabilities	9,696,572	3,401,397
Commitments and contingencies (Note 6)
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock		120,562,138
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value, 5,000,000 and 0 shares authorized, 0 shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively
Common stock, $0.001 par value; 100,000,000 and 132,000,000 shares authorized, 26,376,626 and 957,756 shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively	26,377	958
Additional paid in capital	182,906,231	697,283
Accumulated deficit	(118,672,817)	(82,268,850)
Total stockholders' (deficit) equity	64,259,791	(81,570,609)
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	73,956,363	42,392,926
Series A convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock		25,024,373
Series B convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock		30,778,700
Series B-1 convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock		4,823,079
Series C convertible preferred stock
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock		$ 59,935,986